Document and Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Virax Biolabs Group Limited
Entity Central Index Key	0001885827
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	815,746,293
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41440
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	30 Broadwick Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1F 8LX
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	BF Borgers CPA PC
Auditor Firm ID	5041
Auditor Location	Lakewood, CO
Trading Symbol	VRAX
Title of 12(b) Security	Ordinary Shares, par value $.0001 per share
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	30 Broadwick Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1F 8LX
Entity Address, Country	GB
City Area Code	+44 020
Local Phone Number	7788 7414
Contact Personnel Name	James Foster
Contact Personnel Email Address	jf@viraxbiolabs.com